Capital and Reserves (Details) - Schedule of Issued Share Capital - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Issued Share Capital [Abstract]
Number, Common shares par value	2,670,524	1,447,785
USD, Common shares par value	$ 5,341	$ 2,956